Pension Plans, Retirement Benefits and Savings Plans (details) - Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Savings Plan
Expense related to all savings plans	$ 114,000,000	$ 109,000,000	$ 103,000,000
The Travelers 401(k) Savings Plan [Member]
Savings Plan
Maximum annual match	$ 6,000
Vesting percentage of employer match after vesting period	100.00%
Vesting period	3 years
The Travelers 401(k) Savings Plan [Member] | Maxiumum [Member]
Savings Plan
Matching contribution as a percent of eligible pay	5.00%